Distribution Date:	10/13/21	COMM 2016-CCRE28 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-CCRE28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		CWCAMnoticesCOMM2016-CCRE28		CWCAMnoticesCOMM2016-CCRE28@cwcapital.com
Mortgage Loan Detail (Part 1)	14-15		7501 Wisconsin Avenue,Suite 500 West | Bethesda, MD 20814
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	25		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	26	Controlling Class	Cannae Portfolio Advisors, LLC
Interest Shortfall Detail - Collateral Level	27	Representative
			-
Supplemental Notes	28
			, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12593YBA0	1.770000%	21,720,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593YBB8	2.886000%	82,786,000.00	40,301,662.57	0.00	96,925.50	0.00	0.00	96,925.50	40,301,662.57	32.44%	30.00%
A-SB	12593YBC6	3.525000%	47,975,000.00	40,203,041.50	828,465.83	118,096.43	0.00	0.00	946,562.26	39,374,575.67	32.44%	30.00%
A-3	12593YBD4	3.495000%	230,000,000.00	230,000,000.00	0.00	669,875.00	0.00	0.00	669,875.00	230,000,000.00	32.44%	30.00%
A-4	12593YBE2	3.762000%	281,279,000.00	281,279,000.00	0.00	881,809.67	0.00	0.00	881,809.67	281,279,000.00	32.44%	30.00%
A-HR	12593YBF9	3.651000%	55,000,000.00	50,535,054.08	88,747.92	153,752.90	0.00	0.00	242,500.82	50,446,306.16	32.44%	30.00%
A-M	12593YBK8	4.066000%	39,789,000.00	39,789,000.00	0.00	134,818.39	0.00	0.00	134,818.39	39,789,000.00	28.25%	26.13%
B	12593YBL6	4.637861%	73,160,000.00	73,160,000.00	0.00	282,754.90	0.00	0.00	282,754.90	73,160,000.00	20.55%	19.00%
C	12593YBM4	4.637861%	50,056,000.00	50,056,000.00	0.00	193,460.62	0.00	0.00	193,460.62	50,056,000.00	15.27%	14.13%
D	12593YBN2	3.887861%	33,371,000.00	33,371,000.00	0.00	108,118.16	0.00	0.00	108,118.16	33,371,000.00	11.76%	10.88%
E	12593YAL7	4.137861%	25,670,000.00	25,670,000.00	0.00	88,515.73	0.00	0.00	88,515.73	25,670,000.00	9.06%	8.38%
F	12593YAN3	3.250000%	26,954,000.00	26,954,000.00	0.00	73,000.42	0.00	0.00	73,000.42	26,954,000.00	6.22%	5.75%
G	12593YAQ6	3.250000%	11,551,000.00	11,551,000.00	0.00	31,283.96	0.00	0.00	31,283.96	11,551,000.00	5.00%	4.63%
H	12593YAS2	3.250000%	17,969,000.00	17,969,000.00	0.00	48,666.04	0.00	0.00	48,666.04	17,969,000.00	3.11%	2.88%
J*	12593YAU7	3.250000%	29,521,412.00	29,507,947.10	0.00	22,995.35	0.00	0.00	22,995.35	29,507,947.10	0.00%	0.00%
V	12593YAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593YAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,026,801,412.00	950,346,705.25	917,213.75	2,904,073.07	0.00	0.00	3,821,286.82	949,429,491.50

Notional Certificates
XP-A	12593YBG7	0.752276%	703,549,000.00	267,659,000.00	0.00	167,794.45	0.00	0.00	167,794.45	265,031,000.00
X-A	12593YBH5	0.706115%	703,549,000.00	631,572,704.07	0.00	371,635.69	0.00	0.00	371,635.69	630,744,238.24
X-HR	12593YBJ1	0.986861%	55,000,000.00	50,535,054.08	0.00	41,559.21	0.00	0.00	41,559.21	50,446,306.16
X-B	12593YAA1	0.000000%	123,216,000.00	123,216,000.00	0.00	0.00	0.00	0.00	0.00	123,216,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-C	12593YAC7	0.641304%	59,041,000.00	59,041,000.00	0.00	31,552.71	0.00	0.00	31,552.71	59,041,000.00
X-D	12593YAE3	1.387861%	26,954,000.00	26,954,000.00	0.00	31,173.66	0.00	0.00	31,173.66	26,954,000.00
X-E	12593YAG8	1.387861%	29,520,000.00	29,520,000.00	0.00	34,141.37	0.00	0.00	34,141.37	29,520,000.00
X-F	12593YAJ2	1.387861%	29,521,412.00	29,507,947.10	0.00	34,127.43	0.00	0.00	34,127.43	29,507,947.10
Notional SubTotal			1,730,350,412.00	1,218,005,705.25	0.00	711,984.52	0.00	0.00	711,984.52	1,214,460,491.50

Deal Distribution Total					917,213.75	3,616,057.59	0.00	0.00	4,533,271.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593YBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593YBB8	486.81736731	0.00000000	1.17079579	0.00000000	0.00000000	0.00000000	0.00000000	1.17079579	486.81736731
A-SB	12593YBC6	837.99982282	17.26869891	2.46162439	0.00000000	0.00000000	0.00000000	0.00000000	19.73032329	820.73112392
A-3	12593YBD4	1,000.00000000	0.00000000	2.91250000	0.00000000	0.00000000	0.00000000	0.00000000	2.91250000	1,000.00000000
A-4	12593YBE2	1,000.00000000	0.00000000	3.13500002	0.00000000	0.00000000	0.00000000	0.00000000	3.13500002	1,000.00000000
A-HR	12593YBF9	918.81916509	1.61359855	2.79550727	0.00000000	0.00000000	0.00000000	0.00000000	4.40910582	917.20556655
A-M	12593YBK8	1,000.00000000	0.00000000	3.38833321	0.00000000	0.00000000	0.00000000	0.00000000	3.38833321	1,000.00000000
B	12593YBL6	1,000.00000000	0.00000000	3.86488382	0.00000000	0.00000000	0.00000000	0.00000000	3.86488382	1,000.00000000
C	12593YBM4	1,000.00000000	0.00000000	3.86488373	0.00000000	0.00000000	0.00000000	0.00000000	3.86488373	1,000.00000000
D	12593YBN2	1,000.00000000	0.00000000	3.23988373	0.00000000	0.00000000	0.00000000	0.00000000	3.23988373	1,000.00000000
E	12593YAL7	1,000.00000000	0.00000000	3.44821698	0.00000000	0.00000000	0.00000000	0.00000000	3.44821698	1,000.00000000
F	12593YAN3	1,000.00000000	0.00000000	2.70833346	0.00000000	0.00000000	0.00000000	0.00000000	2.70833346	1,000.00000000
G	12593YAQ6	1,000.00000000	0.00000000	2.70833348	0.00000000	0.00000000	0.00000000	0.00000000	2.70833348	1,000.00000000
H	12593YAS2	1,000.00000000	0.00000000	2.70833324	0.00000000	0.00000000	0.00000000	0.00000000	2.70833324	1,000.00000000
J	12593YAU7	999.54389377	0.00000000	0.77893801	1.92816014	36.60130959	0.00000000	0.00000000	0.77893801	999.54389377
V	12593YAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593YAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
XP-A	12593YBG7	380.44116330	0.00000000	0.23849718	0.00000000	0.00000000	0.00000000	0.00000000	0.23849718	376.70581580
X-A	12593YBH5	897.69540440	0.00000000	0.52823000	0.00000000	0.00000000	0.00000000	0.00000000	0.52823000	896.51785198
X-HR	12593YBJ1	918.81916509	0.00000000	0.75562200	0.00000000	0.00000000	0.00000000	0.00000000	0.75562200	917.20556655
X-B	12593YAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593YAC7	1,000.00000000	0.00000000	0.53442032	0.00000000	0.00000000	0.00000000	0.00000000	0.53442032	1,000.00000000
X-D	12593YAE3	1,000.00000000	0.00000000	1.15655042	0.00000000	0.00000000	0.00000000	0.00000000	1.15655042	1,000.00000000
X-E	12593YAG8	1,000.00000000	0.00000000	1.15655047	0.00000000	0.00000000	0.00000000	0.00000000	1.15655047	1,000.00000000
X-F	12593YAJ2	999.54389377	0.00000000	1.15602296	0.00000000	0.00000000	0.00000000	0.00000000	1.15602296	999.54389377

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	96,925.50	0.00	96,925.50	0.00	0.00	0.00	96,925.50	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	118,096.43	0.00	118,096.43	0.00	0.00	0.00	118,096.43	0.00
A-3	09/01/21 - 09/30/21	30	0.00	669,875.00	0.00	669,875.00	0.00	0.00	0.00	669,875.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	881,809.67	0.00	881,809.67	0.00	0.00	0.00	881,809.67	0.00
A-HR	09/01/21 - 09/30/21	30	0.00	153,752.90	0.00	153,752.90	0.00	0.00	0.00	153,752.90	0.00
XP-A	09/01/21 - 09/30/21	30	0.00	167,794.45	0.00	167,794.45	0.00	0.00	0.00	167,794.45	0.00
X-A	09/01/21 - 09/30/21	30	0.00	371,635.69	0.00	371,635.69	0.00	0.00	0.00	371,635.69	0.00
X-HR	09/01/21 - 09/30/21	30	0.00	41,559.21	0.00	41,559.21	0.00	0.00	0.00	41,559.21	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	09/01/21 - 09/30/21	30	0.00	31,552.71	0.00	31,552.71	0.00	0.00	0.00	31,552.71	0.00
X-D	09/01/21 - 09/30/21	30	0.00	31,173.66	0.00	31,173.66	0.00	0.00	0.00	31,173.66	0.00
X-E	09/01/21 - 09/30/21	30	0.00	34,141.37	0.00	34,141.37	0.00	0.00	0.00	34,141.37	0.00
X-F	09/01/21 - 09/30/21	30	0.00	34,127.43	0.00	34,127.43	0.00	0.00	0.00	34,127.43	0.00
A-M	09/01/21 - 09/30/21	30	0.00	134,818.39	0.00	134,818.39	0.00	0.00	0.00	134,818.39	0.00
B	09/01/21 - 09/30/21	30	0.00	282,754.90	0.00	282,754.90	0.00	0.00	0.00	282,754.90	0.00
C	09/01/21 - 09/30/21	30	0.00	193,460.62	0.00	193,460.62	0.00	0.00	0.00	193,460.62	0.00
D	09/01/21 - 09/30/21	30	0.00	108,118.16	0.00	108,118.16	0.00	0.00	0.00	108,118.16	0.00
E	09/01/21 - 09/30/21	30	0.00	88,515.73	0.00	88,515.73	0.00	0.00	0.00	88,515.73	0.00
F	09/01/21 - 09/30/21	30	0.00	73,000.42	0.00	73,000.42	0.00	0.00	0.00	73,000.42	0.00
G	09/01/21 - 09/30/21	30	0.00	31,283.96	0.00	31,283.96	0.00	0.00	0.00	31,283.96	0.00
H	09/01/21 - 09/30/21	30	0.00	48,666.04	0.00	48,666.04	0.00	0.00	0.00	48,666.04	0.00
J	09/01/21 - 09/30/21	30	1,023,600.33	79,917.36	0.00	79,917.36	56,922.01	0.00	0.00	22,995.35	1,080,522.34
Totals			1,023,600.33	3,672,979.60	0.00	3,672,979.60	56,922.01	0.00	0.00	3,616,057.59	1,080,522.34

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	4,533,271.34
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,689,995.83	Master Servicing Fee	9,867.11
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,462.54
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	395.98
ARD Interest	0.00	Operating Advisor Fee	2,080.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,689,995.83	Total Fees	17,016.24

Principal		Expenses/Reimbursements
Scheduled Principal	917,213.75	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	52,956.61
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,329.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(1,364.58)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	917,213.75	Total Expenses/Reimbursements	56,922.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,616,057.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	917,213.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,533,271.34
Total Funds Collected	4,607,209.58	Total Funds Distributed	4,607,209.59

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	950,346,705.25	950,346,705.25	Beginning Certificate Balance	950,346,705.25
(-) Scheduled Principal Collections	917,213.75	917,213.75	(-) Principal Distributions	917,213.75
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	949,429,491.50	949,429,491.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	951,283,817.00	951,283,817.00	Ending Certificate Balance	949,429,491.50
Ending Actual Collateral Balance	950,348,276.03	950,348,276.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	73,813,816.68	7.77%	47	4.6682	NAP	Defeased	5	73,813,816.68	7.77%	47	4.6682	NAP
	7,499,999 or less	14	60,336,827.83	6.36%	48	4.6211	1.607654	1.39 or less	15	323,373,739.49	34.06%	45	4.7378	0.869614
7,500,000 to 14,999,999		11	120,482,471.14	12.69%	49	4.8555	1.596453	1.40 to 1.44	2	13,638,809.68	1.44%	48	4.6311	1.445411
15,000,000 to 24,999,999		6	120,652,630.76	12.71%	37	4.6661	1.595625	1.45 to 1.54	3	29,342,645.31	3.09%	49	4.5053	1.513620
25,000,000 to 49,999,999		5	175,104,252.24	18.44%	50	4.5675	2.054427	1.55 to 1.99	14	288,162,981.18	30.35%	49	4.5782	1.766073
	50,000,000 or greater	7	399,039,492.85	42.03%	48	4.6426	1.527187	2.00 to 2.49	6	176,747,499.16	18.62%	46	4.7161	2.229401
	Totals	48	949,429,491.50	100.00%	47	4.6594	1.633158	2.50 or greater	3	44,350,000.00	4.67%	49	4.4843	4.570752
								Totals	48	949,429,491.50	100.00%	47	4.6594	1.633158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	73,813,816.68	7.77%	47	4.6682	NAP	Virgin Islands	1	13,201,900.93	1.39%	50	5.0000	1.863500
Alabama	2	15,491,874.09	1.63%	50	4.9615	1.116870	Virginia	3	23,832,570.16	2.51%	49	4.8180	1.552050
Arizona	1	5,066,300.84	0.53%	47	4.6500	1.441200	Washington	1	7,250,798.90	0.76%	12	4.9600	0.797200
California	21	372,687,465.24	39.25%	49	4.5592	1.882289	Totals	88	949,429,491.50	100.00%	47	4.6594	1.633158
Colorado	1	2,914,593.51	0.31%	48	4.4500	1.340900
									Property Type³
Connecticut	2	2,617,865.63	0.28%	12	4.9600	0.797200
Florida	7	29,600,439.11	3.12%	42	4.8104	1.356606		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	6	34,971,173.18	3.68%	46	4.6083	1.916411		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	4	13,601,608.59	1.43%	40	4.8236	1.827077	Defeased	5	73,813,816.68	7.77%	47	4.6682	NAP
Indiana	2	7,851,182.64	0.83%	41	4.6394	1.382196	Industrial	3	70,995,242.49	7.48%	49	4.3940	1.873094
Kentucky	1	1,972,010.63	0.21%	12	4.9600	0.797200	Lodging	27	147,646,160.29	15.55%	35	4.8777	0.603431
Massachusetts	1	8,689,239.02	0.92%	50	4.9040	2.284000	Mixed Use	1	60,000,000.00	6.32%	50	4.5320	2.222900
Michigan	3	7,672,803.80	0.81%	43	4.6384	1.318823	Mobile Home Park	1	5,385,742.13	0.57%	49	4.5500	1.897100
Minnesota	2	6,640,281.93	0.70%	50	4.9324	2.248689	Multi-Family	14	77,949,395.42	8.21%	50	4.8415	1.310408
Missouri	4	94,767,913.39	9.98%	43	4.6022	0.796494	Office	10	286,148,626.05	30.14%	49	4.5443	2.120389
New Jersey	1	8,890,378.81	0.94%	50	4.9040	2.284000	Retail	27	227,490,508.42	23.96%	50	4.7161	1.545700
New Mexico	2	6,620,728.30	0.70%	41	4.7816	0.737466	Totals	88	949,429,491.50	100.00%	47	4.6594	1.633158
New York	3	109,072,508.84	11.49%	49	4.5977	1.722692
North Carolina	1	1,980,622.03	0.21%	12	4.9600	0.797200
Ohio	2	9,534,026.15	1.00%	50	4.9040	2.284000
Oklahoma	1	4,100,000.00	0.43%	49	4.7300	2.719400
Pennsylvania	1	4,055,781.56	0.43%	48	4.8200	1.520900
South Carolina	1	9,292,448.41	0.98%	47	4.8500	1.670400
Tennessee	1	852,528.62	0.09%	12	4.9600	0.797200
Texas	8	72,386,630.50	7.62%	47	4.8741	1.269899

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	73,813,816.68	7.77%	47	4.6682	NAP	Defeased	5	73,813,816.68	7.77%	47	4.6682	NAP
	4.4999% or less	11	251,783,718.02	26.52%	49	4.3664	1.745182	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	15	265,481,830.91	27.96%	47	4.5896	1.792651	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	17	358,350,125.89	37.74%	45	4.9150	1.494862	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	949,429,491.50	100.00%	47	4.6594	1.633158	37 months to 48 months	2	39,956,896.55	4.21%	12	4.9600	1.418320
								49 months or greater	41	835,658,778.27	88.02%	49	4.6442	1.668548
								Totals	48	949,429,491.50	100.00%	47	4.6594	1.633158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	73,813,816.68	7.77%	47	4.6682	NAP	Defeased	5	73,813,816.68	7.77%	47	4.6682	NAP
	56 months or less	43	875,615,674.82	92.23%	47	4.6586	1.657129	Interest Only	12	416,023,896.55	43.82%	46	4.7124	2.054083
57 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	31	459,591,778.27	48.41%	48	4.6099	1.297806
	118 months or more	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	949,429,491.50	100.00%	47	4.6594	1.633158	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	949,429,491.50	100.00%	47	4.6594	1.633158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	73,813,816.68	7.77%	47	4.6682	NAP				None
Underwriter's Information		1	15,982,758.62	1.68%	12	4.9600	2.350000
	12 months or less	39	835,380,356.51	87.99%	48	4.6465	1.653681
	13 months to 24 months	3	24,252,559.69	2.55%	48	4.8779	1.319283
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	949,429,491.50	100.00%	47	4.6594	1.633158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100502	MF	Santa Monica	CA	Actual/360	4.897%	254,848.04	0.00	0.00	N/A	12/06/25	--	62,450,000.00	62,450,000.00	10/06/21
2	407000588	RT	Various	Various	Actual/360	4.904%	245,200.00	0.00	0.00	N/A	12/06/25	--	60,000,000.00	60,000,000.00	10/06/21
3	406100347	MU	Santa Monica	CA	Actual/360	4.532%	226,600.00	0.00	0.00	N/A	12/06/25	--	60,000,000.00	60,000,000.00	10/06/21
4	304961112	OF	New York	NY	Actual/360	4.832%	231,533.33	0.00	0.00	N/A	11/01/25	--	57,500,000.00	57,500,000.00	10/01/21
5	407000343	LO	St. Louis	MO	Actual/360	4.545%	191,401.52	88,747.92	0.00	N/A	11/06/24	--	50,535,054.08	50,446,306.16	10/06/21
6	656100490	RT	Los Angeles	CA	Actual/360	4.430%	202,276.25	74,117.77	0.00	N/A	12/06/25	--	54,792,664.35	54,718,546.58	10/06/21
7	305371007	OF	Los Gatos	CA	Actual/360	4.285%	192,834.15	77,922.35	0.00	N/A	10/06/25	--	54,002,562.46	53,924,640.11	10/06/21
8	656100501	OF	San Francisco	CA	Actual/360	4.700%	188,000.00	0.00	0.00	N/A	01/06/26	--	48,000,000.00	48,000,000.00	10/06/21
9	406110339	IN	Brooklyn	NY	Actual/360	4.280%	153,366.67	0.00	0.00	11/06/25	05/06/30	--	43,000,000.00	43,000,000.00	10/06/21
10	28200779	LO	Various	Various	Actual/360	4.960%	99,200.00	25,862.07	0.00	N/A	10/06/22	--	24,000,000.00	23,974,137.93	10/06/21
10A	656100483				Actual/360	4.960%	66,133.33	17,241.38	0.00	N/A	10/06/22	--	16,000,000.00	15,982,758.62	10/06/21
12	305371012	RT	Washington	MO	Actual/360	4.852%	113,413.38	43,742.96	0.00	N/A	12/06/25	--	28,049,476.91	28,005,733.95	10/06/21
13	305310001	OF	Los Angeles	CA	Actual/360	4.593%	109,083.75	0.00	0.00	N/A	11/06/25	--	28,500,000.00	28,500,000.00	10/06/21
14	305371014	OF	Cupertino	CA	Actual/360	4.470%	102,947.62	38,425.59	0.00	N/A	11/06/25	--	27,636,943.88	27,598,518.29	10/06/21
15	656100486	OF	Frisco	TX	Actual/360	4.450%	89,633.08	37,807.77	0.00	N/A	12/01/25	--	24,170,716.96	24,132,909.19	10/01/21
16	305371016	MF	Mesquite	TX	Actual/360	4.710%	91,322.25	34,852.84	0.00	N/A	09/06/25	--	23,266,815.66	23,231,962.82	10/06/21
17	406100332	IN	Van Nuys	CA	Actual/360	4.477%	85,307.18	35,969.53	0.00	N/A	10/06/25	--	22,865,448.87	22,829,479.34	10/06/21
18	305371018	IN	Duluth	GA	Actual/360	4.520%	82,046.42	36,034.37	0.00	N/A	11/06/25	--	21,782,236.08	21,746,201.71	10/06/21
19	305371019	OF	La Jolla	CA	Actual/360	4.420%	70,073.24	30,064.39	0.00	N/A	11/06/25	--	19,024,408.92	18,994,344.53	10/06/21
20	656100505	RT	Lubbock	TX	Actual/360	4.750%	62,712.00	20,751.57	0.00	N/A	01/06/26	--	15,843,030.35	15,822,278.78	10/06/21
21	305371021	LO	Charlotte Amalie	VI	Actual/360	5.000%	55,148.38	33,709.31	0.00	N/A	12/06/25	--	13,235,610.24	13,201,900.93	10/06/21
22	305371022	LO	Lake City	FL	Actual/360	4.750%	53,629.26	24,617.84	0.00	N/A	11/06/25	--	13,548,443.44	13,523,825.60	10/06/21
23	406100343	RT	Colonial Heights	VA	Actual/360	4.893%	53,237.92	20,341.39	0.00	N/A	11/06/25	--	13,056,509.01	13,036,167.62	10/06/21
24	407000587	LO	Fort Worth	TX	Actual/360	5.830%	55,972.96	17,610.15	0.00	N/A	12/06/25	--	11,521,020.24	11,503,410.09	05/06/19
25	305371025	MF	San Antonio	TX	Actual/360	4.420%	41,885.88	17,970.82	0.00	N/A	07/06/25	--	11,371,733.27	11,353,762.45	10/06/21
26	407000552	OF	Kansas City	MO	Actual/360	4.135%	40,488.54	0.00	0.00	N/A	10/06/25	--	11,750,000.00	11,750,000.00	10/06/21
27	305371027	OF	Riverside	CA	Actual/360	4.450%	38,519.43	19,735.64	0.00	N/A	11/06/25	--	10,387,262.89	10,367,527.25	10/06/21
29	407000573	RT	Various	FL	Actual/360	4.805%	40,995.66	18,453.50	0.00	N/A	11/06/25	--	10,239,314.93	10,220,861.43	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	656100487	LO	Huntsville	AL	Actual/360	4.990%	43,157.82	15,825.35	0.00	N/A	12/06/25	--	10,378,634.74	10,362,809.39	10/06/21
31	406100345	MH	Mishawaka	IN	Actual/360	5.150%	41,066.76	16,265.99	0.00	N/A	12/06/25	--	9,568,952.96	9,552,686.97	10/06/21
32	28000773	LO	Corpus Christi	TX	Actual/360	5.050%	36,499.98	22,250.71	0.00	N/A	10/06/25	--	8,673,262.29	8,651,011.58	05/06/20
33	305371033	RT	Rock Hill	SC	Actual/360	4.850%	37,612.90	13,837.05	0.00	N/A	09/06/25	--	9,306,285.46	9,292,448.41	10/06/21
34	656100477	MF	Syracuse	NY	Actual/360	4.620%	33,054.94	13,190.69	0.00	N/A	10/06/25	--	8,585,699.53	8,572,508.84	10/06/21
35	28000756	IN	Odessa	TX	Actual/360	4.740%	24,749.95	16,769.69	0.00	N/A	09/06/25	--	6,265,810.47	6,249,040.78	10/06/21
36	305371036	IN	Billerica	MA	Actual/360	4.903%	28,022.40	12,504.28	0.00	N/A	05/06/25	--	6,858,429.38	6,845,925.10	10/06/21
37	305371037	RT	Carmel	IN	Actual/360	4.560%	23,948.73	9,779.23	0.00	N/A	10/06/25	--	6,302,298.45	6,292,519.22	10/06/21
38	305371038	RT	Marietta	GA	Actual/360	4.500%	20,227.91	10,173.21	0.00	N/A	11/06/25	--	5,394,110.31	5,383,937.10	10/06/21
39	407000562	OF	Albuquerque	NM	Actual/360	4.740%	21,291.24	8,931.10	0.00	N/A	10/06/25	--	5,389,617.78	5,380,686.68	09/06/20
40	656100485	RT	Selma	CA	Actual/360	4.540%	21,289.15	7,727.54	0.00	N/A	11/06/25	--	5,627,087.18	5,619,359.64	10/06/21
41	305371041	MH	Manassas	VA	Actual/360	4.550%	20,452.57	8,343.25	0.00	N/A	11/06/25	--	5,394,085.38	5,385,742.13	10/06/21
42	305371042	RT	Washington	MI	Actual/360	4.610%	18,255.17	12,660.03	0.00	N/A	12/06/25	--	4,751,887.84	4,739,227.81	10/06/21
43	656100473	RT	Phoenix	AZ	Actual/360	4.650%	19,664.11	8,309.19	0.00	N/A	09/06/25	--	5,074,610.03	5,066,300.84	10/06/21
44	305371044	RT	Philadelphia	PA	Actual/360	4.820%	16,320.22	7,344.15	0.00	N/A	10/06/25	--	4,063,125.71	4,055,781.56	10/06/21
45	305371045	MF	Midwest City	OK	Actual/360	4.730%	16,160.83	0.00	0.00	N/A	11/06/25	--	4,100,000.00	4,100,000.00	10/06/21
46	656100481	RT	Colorado Springs	CO	Actual/360	4.450%	10,838.06	8,030.24	0.00	N/A	10/06/25	--	2,922,623.75	2,914,593.51	10/06/21
47	305371047	MF	Wood Dale	IL	Actual/360	4.450%	10,500.60	4,736.89	0.00	N/A	11/06/25	--	2,831,623.47	2,826,886.58	10/06/21
48	305371048	RT	Grand Blanc	MI	Actual/360	4.440%	5,780.54	6,556.00	0.00	N/A	11/06/25	--	1,562,307.98	1,555,751.98	10/06/21
49	28000795	RT	Montrose	MN	Actual/360	5.150%	3,291.71	0.00	0.00	11/06/25	11/06/30	--	767,000.00	767,000.00	10/06/21
Totals							3,689,995.83	917,213.75	0.00				950,346,705.25	949,429,491.50
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,333,318.44	2,445,840.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,291,163.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,275,011.49	4,632,113.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	44,491,722.92	19,574,827.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(4,494,424.96)	(1,223,493.96)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,266,230.00	0.00	--	--	--	0.00	0.00	1,376,611.90	1,376,611.90	0.00	0.00
7	6,719,393.00	3,364,266.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,516,259.61	1,801,249.07	10/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	9,778,754.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,769,713.73	5,856,694.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,615,208.83	1,145,000.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	16,744,862.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,438,106.97	1,234,788.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,566,265.16	1,381,134.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,965,084.00	1,683,225.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,155,173.00	949,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,202,725.43	613,544.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,319,394.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,474,730.96	1,931,025.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,154,163.41	273,947.29	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	(251,613.56)	0.00	--	--	10/06/21	7,765,183.73	735,266.69	35,722.36	1,401,437.56	96,525.73	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	2,009,968.40	527,625.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,420,910.41	785,583.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	604,621.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	35,679.53	479,145.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,649,775.00	0.00	--	--	10/06/21	1,919,906.80	42,374.56	50,600.30	955,751.07	0.00	0.00
33	1,080,165.64	559,688.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	782,355.25	436,409.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	977,556.95	489,126.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	605,709.71	317,729.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	482,883.00	565,734.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	487,301.00	82,275.00	01/01/20	03/31/20	10/06/21	1,859,083.66	63,011.31	22,807.55	331,583.60	0.00	0.00
40	464,768.24	325,663.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	635,679.03	165,265.88	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	643,182.20	325,531.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	471,361.55	137,001.48	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	436,893.00	217,013.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	387,080.05	285,821.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	303,610.00	151,805.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	420,718.45	178,467.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	194,779.27	77,602.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	80,378.08	40,189.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	148,901,997.23	52,415,462.02				11,544,174.19	840,652.56	1,485,742.11	4,065,384.13	96,525.73	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	3	25,535,108.35	0	0.00	3	25,535,108.35	0	0.00	0	0.00	0	0.00	4.659358%	4.631150%	47
09/13/21	0	0.00	0	0.00	3	25,583,900.31	1	5,389,617.78	2	20,194,282.53	0	0.00	0	0.00	0	0.00	4.659347%	4.631130%	48
08/12/21	0	0.00	0	0.00	3	25,628,696.99	1	5,397,805.75	2	20,230,891.24	0	0.00	0	0.00	0	0.00	4.659324%	4.631099%	49
07/12/21	0	0.00	0	0.00	3	25,673,291.45	1	5,405,960.43	2	20,267,331.02	0	0.00	0	0.00	0	0.00	4.659301%	4.631067%	50
06/11/21	0	0.00	0	0.00	3	25,721,479.33	0	0.00	2	20,306,687.24	0	0.00	0	0.00	0	0.00	4.659276%	4.620538%	51
05/12/21	0	0.00	0	0.00	3	25,765,654.63	0	0.00	2	20,342,776.91	0	0.00	0	0.00	0	0.00	4.659269%	4.606110%	52
04/12/21	0	0.00	0	0.00	4	80,813,438.64	0	0.00	2	20,381,795.83	0	0.00	0	0.00	1	10,456,876.61	4.659262%	4.612416%	53
03/12/21	0	0.00	0	0.00	3	25,857,198.51	1	8,799,993.21	1	11,617,545.37	1	55,000,000.00	0	0.00	0	0.00	4.660892%	4.611692%	53
02/12/21	0	0.00	0	0.00	4	80,778,805.87	1	8,824,084.86	0	0.00	0	0.00	0	0.00	0	0.00	4.660918%	4.611745%	54
01/12/21	0	0.00	0	0.00	4	80,888,957.09	1	8,844,374.80	0	0.00	0	0.00	0	0.00	0	0.00	4.660896%	4.601367%	55
12/11/20	0	0.00	0	0.00	4	80,998,658.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660873%	4.611671%	56
11/13/20	0	0.00	1	5,474,239.81	3	75,571,183.82	0	0.00	0	0.00	2	40,000,000.00	0	0.00	0	0.00	4.660866%	4.601342%	57
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
24	407000587 05/06/19		28	6	35,722.36	1,401,437.56	525,058.34	11,956,029.07	02/13/18	7			03/02/21
32	28000773	05/06/20	16	6	50,600.30	955,751.07	165,424.87	9,007,247.93	05/21/20	7			03/02/21
39	407000562 09/06/20		12	6	22,807.55	331,583.60	55,139.77	5,490,615.87	05/13/20	7			06/22/21
Totals					109,130.21	2,688,772.23	745,622.98	26,453,892.87
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		39,956,897	39,956,897	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		236,856,967	222,825,269	0		14,031,698
49 - 60 Months		628,848,628	617,345,217	0		11,503,410
> 60 Months		43,767,000	43,767,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	949,429,492	923,894,383	0	0	0	25,535,108
Sep-21	950,346,705	924,762,805	0	0	0	25,583,900
Aug-21	951,149,079	925,520,382	0	0	0	25,628,697
Jul-21	951,948,265	926,274,974	0	0	0	25,673,291
Jun-21	952,812,856	927,091,377	0	0	5,414,792	20,306,687
May-21	953,539,102	927,773,447	0	0	5,422,878	20,342,777
Apr-21	954,324,483	873,511,044	0	0	60,431,643	20,381,796
Mar-21	965,532,009	929,187,501	0	0	15,926,970	20,417,539
Feb-21	966,323,747	875,036,538	0	0	82,463,124	8,824,085
Jan-21	967,121,134	875,706,962	0	0	82,569,797	8,844,375
Dec-20	967,897,405	876,356,790	0	0	91,540,615	0
Nov-20	968,666,083	877,060,625	0	5,474,240	86,131,218	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
24	407000587	11,503,410.09	11,956,029.07	7,200,000.00	07/01/21	(251,613.56)	(0.28490)	12/31/20	12/06/25	289
32	28000773	8,651,011.58	9,007,247.93	8,800,000.00	05/01/21	1,466,237.00	2.07970	12/31/19	10/06/25	227
39	407000562	5,380,686.68	5,490,615.87	4,400,000.00	02/09/21	65,620.00	0.72370	03/31/20	10/06/25	291
Totals		25,535,108.35	26,453,892.87	20,400,000.00		1,280,243.44

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	407000587	LO	TX	02/13/18	7

32	28000773	LO	TX	05/21/20	7

39	407000562	OF	NM	05/13/20	7

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	407000343	51,782,941.10	4.54500%	51,782,941.10	4.54500%	10	04/22/20	04/06/20	07/06/20
6	656100490	55,000,000.00	4.43000%	55,000,000.00	4.43000%	9	02/12/21	01/03/21	--
10	28200779	24,000,000.00	4.96000%	24,000,000.00	4.96000%	9	08/03/20	05/06/20	10/07/20
10A	656100483	16,000,000.00	4.96000%	16,000,000.00	4.96000%	9	08/03/20	05/06/20	10/07/20
30	656100487	10,611,846.33	4.99000%	10,611,846.33	4.99000%	10	04/20/20	05/06/20	06/08/20
Totals		157,394,787.43		157,394,787.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	656100479 04/12/21	10,487,310.20	16,200,000.00	11,656,819.64	1,182,974.84	11,656,819.64	10,473,844.80	13,465.40	0.00	0.00	13,465.40	0.11%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,487,310.20	16,200,000.00	11,656,819.64	1,182,974.84	11,656,819.64	10,473,844.80	13,465.40	0.00	0.00	13,465.40

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
28	656100479	04/12/21	0.00	0.00	13,465.40	0.00	0.00	13,465.40	0.00	0.00	13,465.40
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	13,465.40	0.00	0.00	13,465.40	0.00	0.00	13,465.40

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	(1,364.58)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,400.21	0.00	0.00	37,564.08	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	1,806.93	0.00	0.00	8,071.61	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,122.84	0.00	0.00	7,320.92	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,329.98	0.00	(1,364.58)	52,956.61	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		56,922.01

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28